1996 SEMIANNUAL REPORT
IDS
Strategy
Aggressive
Fund
(icon of) chess piece
The goal of IDS Strategy Aggressive Fund, a part of IDS Strategy Fund, Inc., is long-term growth of capital. The Fund invests primarily in common stocks that are selected for their above-average growth potential.
AMERICAN EXPRESS Financial Advisors
Distributed by American Express Financial Advisors
Inc.

(icon of) chess piece
Corporate climbers

All rapidly growing companies pass through various
stages. During their middle stage, they're known
in the investment world as "mid-caps." Stocks of
such companies, which are the main focus of this
Fund, offer investors an attractive combination:
the potential for above-average corporate growth
without the initial risks that are inherent in
brand-new businesses.
Contents
From the president           3
From the portfolio manager   3
Ten largest holdings         5
Financial statements         6
Notes to financial statements9
Investments in securities   24
Board members and officers  27
IDS mutual funds            28
To our shareholders
William R. Pearce
President of the Fund
David Bayer
Portfolio manager
From the president
The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.
But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.
Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your
American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

William R. Pearce
From the portfolio manager
IDS Strategy Aggressive Fund took good advantage of a volatile, yet overall productive period for growth stocks during the first half of the fiscal year. As a result, for the April through September
1996 period, the Fund's Class A shares generated a total return of 13.8%, more than double that of the Standard & Poor's 500 (an unmanaged group of stocks commonly used to gauge the market's performance).
Thanks to a low inflation rate, relatively low long-term interest rates and moderate economic growth, stocks in general, and growth stocks in particular, found the environment much to their liking during April and May. By mid-June, though, growth stocks began to stall out, and by July, under the weight of higher long-term interest rates, they were in a rapid retreat led by formerly high-flying technology issues.
But, true to their often volatile nature, growth stocks staged a strong rally in August and September, more than making up for their mid-summer decline. As is often the case with aggressive funds such as this one, persistence clearly paid off for investors.
Ups far exceed downs
The Fund's performance essentially followed the growth-stock trend, with monthly performance swings reaching as high as 7%. Much of the time, stocks of technology companies, which comprised roughly 30% of portfolio assets, were the driving force. Although there were some disappointments, of course, the bulk of the Fund's technology holdings recorded positive, and sometimes spectacular, gains. Among the best were Parametric
Technology, Ascend Communications, Peoplesoft and
Cascade Communications.
Two other sectors in which the Fund has maintained substantial exposure for some time - health care and business services - also made considerable contributions. In the former group, HBO & Company and Cardinal Health were standouts, while in business services, U.S. Filter and Culligan performed especially well. Although they constituted relatively small positions, holdings in the financial services (banks and insurance and brokerage firms) and energy (oil drilling and exploration companies) sectors also provided positive results while adding diversification to the portfolio.

No major portfolio changes
As for portfolio changes during the period, they chiefly consisted of periodic refinements - selling some under-performing stocks and putting the money to work in more promising ones - as opposed to sector shifts. I did allow the level of cash reserves to build up over the six months to provide something of a cushion for the Fund should stocks hit rough going at some point, as well as increase the Fund's buying power when attractive stock opportunities become available.
At this writing (mid-October), the investment fundamentals are little changed from what we've seen for some time. Inflation remains well-behaved, the economy continues to chug along and long-term interest rates have yet to reach a threatening level. While that constitutes a virtually perfect world for growth stocks, I don't expect them to enjoy completely smooth sailing in the months ahead. They almost never do. But what's more important, for a long-term, persistent investor, I think the reward potential is as exciting as ever.

David Bayer
IDS Strategy Aggressive Fund

Class A
6 - month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996        $21.61
____________________________
March 31, 1996        $18.99
____________________________
Increase              $ 2.62
____________________________
Distributions
April 1, 1996 - Sept. 30, 1996
____________________________
From income           $   --
____________________________
From capital gains    $   --
____________________________
Total distributions   $   --
____________________________
Total return*         +13.8%**
____________________________
Class B
6 - month performance
____________________________
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996        $21.34
____________________________
March 31, 1996        $18.83
____________________________
Increase              $ 2.51
____________________________
Distributions
April 1, 1996 - Sept. 30, 1996
____________________________
From income           $   --
____________________________
From capital gains    $   --
____________________________
Total distributions   $   --
____________________________
Total return*         +13.3%**
____________________________
Class Y
6 - month performance
____________________________
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996        $21.84
____________________________
March 31, 1996        $19.16
____________________________
Increase              $ 2.68
____________________________
Distributions
April 1, 1996 - Sept. 30, 1996
____________________________
From income           $   --
____________________________
From capital gains    $   --
____________________________
Total distributions  $   --
____________________________
Total return*        +13.9%**
____________________________
 *The prospectus discusses the
  effect of sales charges, if any,
  on the various classes.
**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

PAGE

The Fund's ten largest holdings
(Pie chart)
The ten holdings listed here make up 23.89% of the Fund's net assets


_____________________________________________________________________________________________________________
                                                                                 Percent                 Value
                                                                  (of Fund's net assets)(as of Sept. 30, 1996)
______________________________________________________________________________________________________________
Cisco Systems                                                                        3.64%           $46,075,200
A leader in the "router" segment of the networking industry. Cisco routers allow interconnection of
PCs, minicomputers and mainframes to local and global networks.

Parametric Technology                                                                3.13             39,544,437
A producer of software products for the automation of complex engineering tasks that are essential to the development of virtually all manufactured products.

HBO & Company                                                                        3.01             38,100,900
A health-care information services company that provides a variety of computer-based information systems and services to hospitals and their affiliates.

HFS                                                                                  2.50             31,638,563
One of the largest hotel franchisers in the world. The company also provides operational and administrative services to its franchises.

3Com                                                                                 2.14             26,998,094
Designs, manufactures, markets, and supports a wide range of networked client-server computing systems based on industry standards and open systems architecture.

Ascend Communications                                                                2.09             26,489,675
Designs and manufactures the high-end microprocessor chips and related components used in IBM and
IBM-compatible personal computers.

Cascade Communications                                                               2.07             26,210,400
Designs, manufactures and markets a family of multi-service, wide-area network switches for data communications.

Boston Scientific                                                                    1.90             24,006,250
Develops, manufactures and markets medical devices. The company's products are used in a broad range of medical specialties, including cardiology, vascular surgery, urology, gastroenterology and radiology.

IDEXX Laboratories                                                                   1.78             22,471,150
Manufacturer of animal biomedical test products.

Medtronic                                                                            1.63             20,616,188
A major, diversified medical device company.

PAGE

                          Financial statements
                         Statement of assets and liabilities
                         IDS Strategy Aggressive Fund
                         Sept. 30, 1996

______________________________________________________________________________________________________________

                         Assets
______________________________________________________________________________________________________________
                                                                                                      (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $814,001,048)                                                                $1,258,211,859
Dividends and accrued interest receivable                                                                233,236
Receivable for investment securities sold                                                             14,228,730
_____________________________________________________________________________________________________________
Total assets                                                                                       1,272,673,825
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                        849,281
Payable for investment securities purchased                                                            6,648,930
Accrued investment management services fee                                                                61,803
Accrued distribution fee                                                                                  51,363
Accrued service fee                                                                                       18,186
Accrued transfer agency fee                                                                               19,807
Accrued administrative services fee                                                                        5,086
Other accrued expenses                                                                                   263,442
_____________________________________________________________________________________________________________
Total liabilities                                                                                     7,917,898
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                                $1,264,755,927
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                               $      590,137
Additional paid-in capital                                                                           752,319,804
Net operating loss                                                                                    (3,727,531)
Accumulated net realized gain (Note 1)                                                                71,362,547
Unrealized appreciation of investments and on translation
   of assets and liabilities in foreign currencies                                                   444,210,970
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                          $1,264,755,927
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:            Class A                                   $  428,619,551
                                                        Class B                                   $  836,134,782
                                                        Class Y                                   $        1,594
Net asset value per share of outstanding capital stock: Class A shares    19,838,494           $        21.61
                                                        Class B shares    39,175,162           $        21.34
                                                        Class Y shares            73           $        21.84

See accompanying notes to financial statements.
                          Statement of operations
                          IDS Strategy Aggressive Fund
                          Six months ended Sept. 30, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                     (Unaudited)
Income:
Interest                                                                                            $  3,560,547
Dividends (net of foreign taxes withheld of $10,534)                                                   1,853,955
_____________________________________________________________________________________________________________
Total income                                                                                           5,414,502
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                     3,471,934
Distribution fee -- Class B                                                                            2,904,323
Transfer agency fee                                                                                    1,153,032
Incremental transfer agency fee -- Class B                                                                49,512
Service fee
   Class A                                                                                               340,270
   Class B                                                                                               662,841
Administrative services fee                                                                              287,100
Compensation of board members                                                                             16,032
Compensation of officers                                                                                   4,468
Custodian fees                                                                                            58,638
Postage                                                                                                   54,376
Registration fees                                                                                         42,970
Reports to shareholders                                                                                   72,884
Audit fees                                                                                                10,250
Administrative                                                                                             4,000
Other                                                                                                     15,255
_____________________________________________________________________________________________________________
Total expenses                                                                                        9,147,885
  Earnings credits on cash balances (Note 2)                                                              (8,693)
_____________________________________________________________________________________________________________
Total net expenses                                                                                     9,139,192
_____________________________________________________________________________________________________________
Investment loss -- net                                                                                (3,724,690)
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
   (including loss of $381 from foreign currency transactions) (Note 3)                              22,468,328
Net change in unrealized appreciation or depreciation of investments and on
   translation of assets and liabilities in foreign currencies                                      129,010,875
_____________________________________________________________________________________________________________
Net gain on investments and foreign currencies                                                       151,479,203
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                                $147,754,513
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

                          Financial statements
                          Statements of changes in net assets
                          IDS Strategy Aggressive Fund

_____________________________________________________________________________________________________________

                          Operations and distributions                      Sept. 30, 1996        March 31, 1996
_____________________________________________________________________________________________________________
                                                                             Six months ended         Year ended
                                                                                   (Unaudited)
Investment loss -- net                                                           $ (3,724,690)      $ (6,657,264)
Net realized gain on investments and foreign currencies                            22,468,328        101,695,416
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies             129,010,875        170,135,689
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                              147,754,513        265,173,841
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class B                                                                             (2,841)                --
 Net realized gain
   Class A                                                                                 --         (1,780,677)
   Class B                                                                                 --        (55,138,913)
   Class Y                                                                                 --                (76)
_____________________________________________________________________________________________________________
Total distributions                                                                    (2,841)       (56,919,666)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 4)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                        154,393,008         91,207,686
   Class B shares                                                                  70,675,114        105,680,879
   Class Y shares                                                                          --                834
Reinvestment of distributions at net asset value
  Class A shares                                                                           --          1,767,117
  Class B shares                                                                        1,951         54,926,178
  Class Y shares                                                                           --                 76
Payments for redemptions
  Class A shares                                                                 (124,906,728)       (48,918,744)
  Class B shares (Note 2)                                                         (41,942,360)      (137,539,866)
Conversion of shares (Note 1)
  Class A shares                                                                           --        287,571,554
  Class B shares                                                                           --       (287,571,554)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                             58,220,985         67,124,160
_____________________________________________________________________________________________________________

Total increase in net assets                                                      205,972,657        275,378,335

Net assets at beginning of period                                              1,058,783,270        783,404,935
_____________________________________________________________________________________________________________
Net assets at end of period                                                    $1,264,755,927     $1,058,783,270
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Strategy Aggressive Fund
                         (Unaudited as to Sept. 30, 1996)
___________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Strategy Fund, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in common stocks that are selected for their above-average growth potential. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
___________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services as a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $728,005 for Class A and $236,255 for Class B for the six months ended Sept. 30, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Sept. 30, 1996, the Fund's custodian and transfer agency fees were reduced by $8,693 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan terminated on April 30, 1996. The total liability for the plan is $18,114, which will be paid out at some future date.

______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $480,336,656 and $450,866,995, respectively, for the six months ended Sept. 30, 1996. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $132 for the six months ended Sept. 30, 1996.

Income from securities lending amounted to $6,822 for the six months ended Sept. 30, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

______________________________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                     Six months ended Sept. 30, 1996

                                 Class A        Class B           Class Y

_________________________________________________________________________
Sold                          7,669,930      3,568,915                 --
Issued for reinvested               --             159                 --
  distributions
Redeemed                     (6,177,987)    (2,116,542)                --
_________________________________________________________________________

Net increase                  1,491,943      1,452,532                 --
_________________________________________________________________________
                                     Year ended March 31, 1996

                                 Class A       Class B            Class Y
_________________________________________________________________________
Sold                          5,063,088      6,139,128                 68
Issued for reinvested            98,502      3,081,595                  4
  distributions
Redeemed                     (2,702,011)    (8,067,106)                --
Conversion of shares         15,398,745    (15,518,404)                --
_________________________________________________________________________

Net increase (decrease)      17,858,324    (14,364,787)                72
_________________________________________________________________________

5. Financial highlights

IDS Strategy Aggressive Fund

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended March 31,
                           Per share income and capital changes*

                                               Class B
                           1996**    1996     1995    1994     1993    1992    1991    1990    1989     1988

Net asset value,            $18.83  $14.90  $14.39  $15.12   $15.37  $13.73  $12.42   $9.98   $9.17   $12.29
beginning of period
                           Income from investment operations:
Net investment income        (.09)   (.18)   (.05)   (.14)    (.11)   (.03)     .15     .01    (.02)   (.01)
(loss)
Net gains (losses)            2.60    5.21     .71     .83     .61     2.35    2.01    2.43     .83    (2.71)
(both realized and
unrealized)

Total from investment         2.51    5.03     .66     .69      .50    2.32    2.16    2.44     .81    (2.72)
operations
                           Less distributions:
Dividends from net              --      --      --      --       --    (.01)   (.16)     --      --       --
investment income

Distributions from              --   (1.10)   (.15)  (1.42)   (.75)    (.67)   (.69)     --      --     (.40)
realized gains

Total distributions             --   (1.10)   (.15)  (1.42)   (.75)    (.68)   (.85)     --      --     (.40)

Net asset value,            $21.34  $18.83  $14.90  $14.39   $15.12  $15.37  $13.73  $12.42   $9.98    $9.17
end of period
                           Ratios/supplemental data
                                                Class B
                            1996**    1996    1995    1994     1993    1992    1991    1990    1989     1988

Net assets, end of period     $836    $710    $776    $652     $582    $473    $352    $283    $246     $261
(in millions)

Ratio of expenses to         1.82%+  1.85%   1.80%   1.71%    1.75%   1.62%   1.61%   1.49%   1.69%    1.68%
average daily net assets#

Ratio of net income (loss)  (.89%)+  (.77%) (.41%)  (.99%)   (.82%)  (.27%)   1.17%    .14%  (.17%)   (.12%)
to average daily net assets

Portfolio turnover rate        44%    101%    111%     55%      49%     52%     64%     33%     48%      39%
(excluding short-term
securities)

Total return***              13.3%   34.1%    4.7%    4.1%     3.2%   16.8%   18.9%   24.4%    8.8%   (21.9%)

Average brokerage          $0.0392      --      --      --       --      --      --      --      --       --
commission rate##

                        *For a share outstanding throughout the period. Rounded to the nearest cent.

                        **Six months ended Sept. 30, 1996 (Unaudited).
                       ***Total return does not reflect payment of a sales charge.
                         #Effective fiscal year 1997, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
                        ##Effective fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
                         +Adjusted to an annual basis.
/TABLE

IDS Strategy Aggressive Fund

                           Fiscal period ended March 31,
                           Per share income and capital changes*


                                  Class A                           Class Y
                              1996**  1996 1995***           1996**   1996  1995***
Net asset value,            $18.99  $14.91  $14.87           $19.16 $14.89   $15.19
beginning of period
                           Income from investment operations:
Net investment income          .02      --     .01              .08    .03       --
(loss)
Net gains (losses) both       2.60    5.18     .03            2.60    5.34     (.30)
realized and unrealized)

Total from investment         2.62    5.18     .04             2.68   5.37     (.30)
operations
                           Less distributions:

Distributions from              --   (1.10)     --              --   (1.10)      --
realized gains


Net asset value,            $21.61  $18.99  $14.91          $21.84  $19.16   $14.89
end of period
                           Ratios/supplemental data

                                   Class A                          Class Y
                            1996**    1996    1995***        1996**  1996   1995***

Net assets, end of period     $429    $348      $7               $2   $--       $--
(in millions)

Ratio of expenses to         1.06%++  1.07%   1.18%++          .83%++ .92%      --%+
average daily net assets#

Ratio of net income         (.13%)++    --    1.26%++          .11%++ .12%      --%+
to average daily net assets

Portfolio turnover rate        44%    101%     111%             44%   101%     111%
(excluding short-term
securities)

Total return+++              13.8%   35.1%     .04%           13.9%  35.3%   (2.0%)

Average brokerage          $0.0392      --      --          $0.0392    --      --
commission rate##

                          *For a share outstanding throughout the period. Rounded to the nearest cent.
                         **Six months ended Sept. 30, 1996 (Unaudited).
                        ***Inception date was March 20, 1995 for Class A and Class Y.
                          +Ratios of expenses and net investment income to average daily net assets is not presented for Class Y as only one share was outstanding during the period.
                         ++Adjusted to an annual basis.
                        +++Total return does not reflect payment of a sales charge.
                         #Effective fiscal year 1997, expense ratio is based
                          on total expenses of the Fund before reduction of
                          earnings credits on cash balances.
                        ##Effective fiscal year 1997, the Fund is required to
                          disclose an average brokerage commission rate. The
                          rate is calculated by dividing the total brokerage
                          commissions paid on applicable purchases and sales
                          of portfolio securities for the period by the total
                          number of related shares purchased and sold.

Investments in securities


IDS Strategy Aggressive Fund                      (Percentages represent value of
Sept. 30, 1996 (Unaudited)                    investments compared to net assets)


Common stocks (88.9%)


Issuer                                            Shares                Value (a)
Aerospace & defense (0.7%)
Rohr                                             301,100 (b)            5,909,087
Team Rental Group                                147,000 (b)            2,793,000

Total                                                                   8,702,087

Banks and savings & loans (1.3%)
MBNA                                             235,150                8,171,463
Washington Mutual                                225,400                8,396,150

Total                                                                  16,567,613

Building materials & construction (3.2%)
Culligan Water Technology                        185,300 (b)            7,018,237
Ecolab                                           317,600               10,719,000
Praxair                                          376,300               16,180,900
Tyco Intl                                        138,000                5,951,250

Total                                                                  39,869,387

Communications equipment & services (5.7%)
Ascend Communications                            400,600               26,489,675
Cascade Communications                           321,600               26,210,400
Tellabs                                          278,800 (b)           19,690,250

Total                                                                  72,390,325

Computers & office equipment (19.6%)
Affiliated Computer Services Cl A                123,700 (b)            7,267,375
BMC Software                                      74,400 (b)            5,914,800
Ceridian                                         188,700 (b)            9,435,000
Cisco Systems                                    742,400               46,075,200
Computer Associates Intl                         138,700                8,287,325
Computer Sciences                                176,300 (b)           13,553,062
First Data                                       118,942                9,708,641
FORE Systems                                     185,400                7,670,925
See accompanying notes to investments in securities.

Microsoft                                         74,500 (b)            9,824,687
Oracle                                           475,850               20,253,366
Parametric Technology                            800,900               39,544,437
PeopleSoft                                       193,500               16,108,875
Pure Atria                                       137,200 (b)            5,179,300
Reynolds & Reynolds Cl A                         281,000                7,341,125
Synopsys                                         321,500 (b)           14,829,187
Technology Modeling Associates                    12,800 (b)              166,400
3Com                                             449,500 (b)           26,998,094

Total                                                                 248,157,799

Electronics (0.5%)
American Residential Services                     30,600 (b)              585,225
Cymer                                             10,900 (b)              193,475
Maxim Integrated Products                        166,100                5,875,787

Total                                                                   6,654,487

Energy (3.5%)
Enron Oil & Gas                                  481,200               11,969,850
Houston Exploration                               20,600 (b)              350,200
Noble Affiliates                                 214,900                9,079,525
Pogo Producing                                   354,300               12,666,225
United Meridian                                  229,700 (b)           10,451,350

Total                                                                  44,517,150

Energy equipment & services (1.6%)
Fluor                                             78,900                4,852,350
Input/Output                                     180,800                5,378,800
Smith Intl                                       101,100 (b)            3,551,137
Transocean Offshore                              103,600                6,345,500

Total                                                                  20,127,787

Financial services (4.5%)
ADVANTA Cl B                                      71,100                3,039,525
Dean Witter                                      161,300                8,871,500
Green Tree Financial                             195,400                7,669,450
Hambrecht & Quist Group                          274,450 (b)            5,317,469
Household Intl                                   105,400                8,669,150
Morgan Stanley                                   168,300                8,372,925
Paychex                                          249,450               14,468,100

Total                                                                  56,408,119

Health care (8.4%)
Amgen                                            234,800 (b)           14,821,750
Boston Scientific                                417,500 (b)           24,006,250
Genzyme                                          217,200                5,538,600
IDEXX Laboratories                               496,600 (b)           22,471,150
Medtronic                                        321,500               20,616,188
Pfizer                                           232,700               18,412,388

Total                                                                 105,866,326

Health care services (8.7%)
Cardinal Health                                  143,900               11,889,737
HBO & Company                                    570,800               38,100,900
Health Mgmt Associates                           651,650               16,209,794
HEALTHSOUTH                                      245,400 (b)            9,417,225
PhyCor                                           223,800                8,518,388
Service Corp Intl                                420,900               12,732,225
Stewart Enterprises                              228,700                7,718,625
Vivra                                            184,200 (b)            6,009,525

Total                                                                 110,596,419

Industrial equipment & services (2.0%)
Case                                             159,800                7,790,250
U. S. Filter                                     281,150                9,594,244
USA Waste Service                                265,050 (b)            8,349,075

Total                                                                  25,733,569

Insurance (3.7%)
ACE                                              117,200                6,196,950
Everest Reinsurance Holdings                     197,400                4,885,650
PennCorp Financial Group                         403,100               12,999,975
Travelers/Aetna Property Casualty                214,600                5,901,500
UNUM                                             268,800               17,236,800

Total                                                                  47,220,875

Leisure time & entertainment (1.1%)
Gaylord Entertainment Cl A                       305,815                6,919,064
Harley-Davidson                                  170,500                7,331,500

Total                                                                  14,250,564

Media (3.3%)
American Radio Systems Cl A                       80,600 (b)            3,002,350
Clear Channel Communications                     110,400                9,770,400
Cox Radio                                         30,600                  673,200
Emmis Broadcasting Cl A                          248,800 (b)           11,507,000
Gartner Group                                    273,000                9,282,000
Infinity Broadcasting Cl A                       220,600                6,948,900
Univision Communications                          18,600 (b)              623,100

Total                                                                  41,806,950

Multi-industry conglomerates (4.2%)
AccuStaff                                        239,000                6,184,125
Alco Standard                                    191,650                9,558,544
Manpower                                         176,500                5,868,625
Olsten                                           196,500                4,887,938
Pittston Brinks Group                            226,200                7,097,025
Robert Half Intl                                 514,000               18,953,750

Total                                                                  52,550,007

Restaurants & lodging (5.4%)
Applebee's Intl                                  461,800               12,237,700
HFS                                              473,100               31,638,563
Prime Hospitality                                 48,300 (b)              796,950
Promus Hotel                                     463,400 (b)           13,091,050
Sun Intl Hotels                                  195,500               10,019,375

Total                                                                  67,783,638

Retail (6.6%)
Corporate Express                                392,900 (b)           15,273,987
Cross-Continent Auto Retailers                    27,700 (b)              637,100
Dollar General                                   140,700                4,379,287
Eagle Hardware & Garden                          157,200 (b)            4,244,400
Kohl's                                           263,900                9,500,400
Lowe's                                           161,300                6,593,138
OfficeMax                                        649,300                9,090,200
PETsMART                                         388,700               10,057,612
Richfood Holdings                                186,300                6,939,675
Thrifty Payless Holding Cl B                     427,400 (b)            7,960,325
Viking Office Products                           295,600                8,868,000

Total                                                                  83,544,124

Textiles & apparel (1.2%)
Nike Cl B                                        127,800               15,527,700
Utilities -- telephone (1.1%)
LCI Intl                                         400,200               12,606,300
Orckit Communications                             29,800 (b)              547,575
Rental Service                                    19,600 (b)              423,850

Total                                                                  13,577,725

Foreign (2.6%)(c)
Baan                                             278,400                9,291,600
Perez Companc ADR                                381,150                4,825,359
Reuters Holdings ADR                              97,100                6,724,175
SAP ADR                                           42,000 (b,d)          2,356,255
SGS-THOMSON Microelectronics                      97,160 (b)            4,602,955
Telefonica del Peru-B ADR                        199,800                4,570,425

Total                                                                  32,370,769

Total common stocks
(Cost: $680,333,770)                                                1,124,223,420


Preferred stocks & other (0.3%)


Issuer                                            Shares                Value (a)

Jan Bell                                           2,473                      386
Warrants
SAP Preferred                                     23,600                3,964,374

Total                                                                   3,964,760

Total preferred stocks & other
(Cost: $3,641,960)                                                      3,964,760


Short-term securities (10.3%)


Issuer                            Annualized      Amount                Value (a)
                                    yield on  payable at
                                     date of    maturity
                                    purchase

AT&T
  10-01-96                             5.30%   5,900,000                5,900,000
Beneficial
 10-15-96                               5.38   6,500,000                6,486,476
Cargill
 10-04-96                               5.30   7,100,000                7,096,882
Ciesco LP
 10-16-96                               5.38     900,000                  897,994
CPC  Intl
 10-22-96                               5.49   6,700,000 (d)            6,677,178
Dean Witter
 10-30-96                               5.34   8,300,000                8,264,497
Fleet Funding
 10-10-96                               5.38   3,600,000 (d)            3,595,185
 10-24-96                               5.39   4,778,000 (d)            4,761,668
Hewlett Packard
 10-25-96                               5.38   9,000,000                8,967,960
Merrill Lynch
 10-11-96                               5.32   7,500,000                7,489,000
Metlife
 10-23-96                               5.45   3,200,000                3,189,381
 10-24-96                               5.36   5,500,000                5,481,271
 10-29-96                               5.33   5,500,000                5,477,328
Mobil  Australia Finance (Delaware)
 10-03-96                               5.37   4,000,000 (d)            3,998,811
 10-25-96                               5.45   5,000,000 (d)            4,981,933
Morgan Stanley
 10-09-96                               5.37   3,600,000                3,595,720
Penney  (JC)
 10-02-96                               5.29   4,200,000                4,199,386
 11-01-96                               5.33   6,500,000                6,470,335
Reed Elsevier
 10-21-96                               5.32   6,300,000 (d)            6,281,520
SAFECO
 10-11-96                               5.34   1,200,000                1,198,237
St. Paul Companies
 11-04-96                               5.33   5,100,000 (d)            5,074,472
Sandoz
 10-18-96                               5.38   5,100,000                5,087,115
Transamerica Financial
 10-09-96                               5.38   4,200,000                4,195,007
 10-28-96                               5.43   6,800,000                6,772,460
U S WEST Communications
 10-29-96                               5.35   3,900,000                3,883,863

Total short-term securities
(Cost: $130,025,318)                                                  130,023,679

Total investment in securities
(Cost: $814,001,048)(e)                                             1,258,211,859

Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e)  At Sept. 30, 1996, the cost of securities for federal income tax purposes was approximately
$814,001,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                      446,436,000
Unrealized depreciation                       -2,225,000
                                             444,211,000

PAGE
Board members and officers

Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
___________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds
Funds in this group seek Capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

icon of (globe)

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

icon of (globe)

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) balance

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds
Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technoligical superiority.

(icon of) flower

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds
These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investments categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) world

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds
The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds
These funds provide tax-free income by investing in municipal bonds.
The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent
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800-272-4445

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671-1630

AMERICAN EXPRESS Financial Advisors

IDS Strategy Aggressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010


1996 SEMIANNUAL REPORT

IDS

Equity Value

Fund

(icon of) three growing flowers
The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer opportunity for long-term capital growth, or both.


Distributed by American Express Financial Advisors Inc.

Stocks for the bargain-hunter

Just like almost everything else, prices of companies that are believed to be sound sometimes are reduced. That is, for any of a variety of reasons, they fall out of favor with investors and their stock prices decline. These so-called "value" stocks represent a classic opportunity to buy low in the market, which is what Equity Value Fund seeks to do. Should investors rediscover the potential of such companies, the stocks may well recover and benefit shareholders accordingly.

Contents
From the president                                3
From the portfolio manager                        3
Ten largest holdings                              5
Financial statements                              6
Notes to financial statements                     9
Investments in securities                        24
Board members and officers                       27
IDS mutual funds                                 28

   To our shareholders

William R. Pearce
President of the Fund

From the president
The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of
course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

William R. Pearce

Thomas W. Medcalf
Portfolio manager

From the portfolio manager

The first half of IDS Equity Value Fund's fiscal year was a reasonably good period for value stocks, as they gained ground overall while proving to be less volatile than the stock market as a whole. The result was a 5.7% total return (which includes net asset value change and dividends) for investors in Class A shares during the six months from April through September 1996.

Unlike its virtually uninterrupted advance during 1995 and the first two months of 1996, the stock market found the going more difficult over the past six months. The principal hurdle was higher long-term interest rates, which began rising last February when stronger economic data spawned fear of a run-up in the inflation rate.

Portfolio weathers
summer slump well

After months of choppiness, the market finally succumbed to the pressure and, in July, slumped by more than 4%. True to their nature, value stocks clearly showed their mettle that month, as the Fund declined much less than that of the broad market and even less than racier growth stocks, which were in especially rapid retreat. But, with the resilience that has characterized this market in recent years, it snapped back in August and September to more than make up for the lost ground. The Fund rebounded as well, but a bit less robustly.

The Fund's long-time emphasis on stocks of banks and insurance companies paid off particularly well during the six months, as a consolidation trend in those businesses drove up the prices of leading companies, several of which were in the portfolio. Stocks of retailers, another substantial investment sector for the Fund, also made a good contribution before I cut back on those holdings last summer. That scenario also applied to "cyclicals" (stocks of economically sensitive companies such as autos and chemicals).

Other portfolio changes included the addition of some high-yielding real estate investment trusts

(REITS), a relatively small investment that proved productive. I also added a modest amount of utility stocks, which also provided a generous yield. Foreign stocks in the Fund underperformed somewhat. I reduced these holdings, but continue to find some very attractively priced value stocks in Europe.

Comfortable with conservative structure

Although the stock market certainly could continue to move higher in the second half of the fiscal year, I won't be surprised to see it follow a rather choppy course. If so, the portfolio's conservative structure, highlighted by an above-average-dividend, should provide some support to performance. Therefore, unless there's a marked change in market fundamentals, I intend to keep the portfolio fully invested in a well-diversified group of stocks that offer good investment value.

Thomas W. Medcalf

PAGE
IDS Equity Value Fund

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996        $11.51
____________________________
March 31, 1996        $11.06
____________________________
Increase              $  .45
____________________________
Distributions
April 1, 1996-Sept. 30, 1996
____________________________
From income           $  .18
____________________________
From capital gains    $   --
____________________________
Total distributions   $  .18
____________________________
Total return*          +5.7%**
____________________________
Class B
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996        $11.52
____________________________
March 31, 1996        $11.07
____________________________
Increase              $  .45
____________________________
Distributions
April 1, 1996-Sept. 30, 1996
____________________________
From income           $  .13
____________________________
From capital gains    $   --
____________________________
Total distributions   $  .13
____________________________
Total return*          +5.3%**
____________________________
Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1996       $11.53
____________________________
March 31, 1996       $11.07
____________________________
Increase             $  .46
____________________________


Distributions
April 1, 1996-Sept. 30, 1996
____________________________
From income          $  .19
____________________________
From capital gains   $   --
____________________________
Total distributions  $  .19
____________________________
Total return*         +5.8%**
____________________________
 *The prospectus discusses the
  effect of sales charges, if any,
  on the various classes.
**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

<CABLE>

Your Fund's ten largest holdings

(Pie chart) The ten holdings listed here make up 16.04% of the Fund's net assets

Equity Value Fund

___________________________________________________________________________

                                              Percent                 Value
                               (of Fund's net assets)(as of Sept. 30, 1996)
___________________________________________________________________________
                                                                (Unaudited)

General Electric                                  1.72%         $29,575,000
A diversified company with interest in maufacturing, broadcasting (NBC), financial services and technology.

Gannett                                           1.64           28,150,000
A diversified news and information company with interests in newspaper publishing, television and radio broadcast, outdoor adverising and other related business services.

Dow Chemical                                      1.63           28,087,500
The second largest U.S. chemical company.  Dow produces basic chemicals and plastics, industrial specialties and household, drug and agricultural products.

International Business Machines                   1.63          28,012,500
Provides sustomer solutions worldwide through the use of advanced information technologies. The solutions include, either singularly or in some combination, services software, systems, finacing and technologies.

SmithKline Beecham                                1.59          27,393,750
One of the world's largest pharmaceutical and health-care companies, providing a wide range of prescription and over-the-counter drugs and clinical laboratory services.

Royal Dutch Petroleum                               1.59           27,321,875
A major oil company which includes Royal Dutch (the Dutch version) and
Shell Transport (the English version).

Emerson Electric                                  1.57           27,037,500
A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliances and construction-related components.

Bell Atlantic                                     1.57           26,943,750
One of seven regional holding companies formed by the divestiture of assets of American Telephone and Telegraph (AT&T) related to exchange telecommunications, exhange access functions, printed directories and cellular mobile communications.

First Union Corp                                  1.55           26,700,000
A bank-holding company based in Charlotte, North Carolina, with strategic market position in North Carolina, South Carolina and Florida.

Banc One Corp                                     1.55           26,650,000
A multi-bank holding company that engages in credit card and merchant processing, consumer finance, mortgage banking insurance, trust and investment management, brokerage, investment and merchant banking, venture capital, equiptment leasing and data processing activities.

                         Financial Statement

                         Statement of assets and liabilities

                         IDS Equity Value Fund
                         Sept. 30, 1996
_____________________________________________________________________________________________________________

Assets
_____________________________________________________________________________________________________________
                                                                                                      (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $1,462,236,088)                                                                $1,718,096,959
Dividends and accrued interest receivable                                                              6,090,103
U.S. government securities held as collateral (Note 4)                                                22,972,038
Unrealized appreciation of foreign currency contracts held, at value (Notes 1 and 5)                   1,314,310
_____________________________________________________________________________________________________________
Total assets                                                                                       1,748,473,410
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                        224,359
Dividends payable to shareholders                                                                         34,129
Payable for investment securities purchased                                                            4,485,846
Payable upon return of securities loaned (Note 4)                                                     22,972,038
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)                     845,154
Accrued investment management services fee                                                                70,325
Accrued distribution fee                                                                                  83,279
Accrued service fee                                                                                       24,519
Accrued transfer agency fee                                                                               23,191
Accrued administrative services fee                                                                        4,818
Other accrued expenses                                                                                   274,233
_____________________________________________________________________________________________________________
Total liabilities                                                                                    29,041,891
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                                $1,719,431,519
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 100,000,000,000 shares of $.01 par value                              $    1,492,743
Additional paid-in capital                                                                         1,314,649,856
Undistributed net investment income                                                                   (1,647,491)
Accumulated net realized gain (Note 1)                                                               148,592,748
Unrealized appreciation of investments and on translation of assets
  and liabilities in foreign currencies (Note 5)                                                     256,343,663
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                          $1,719,431,519
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:            Class A                                  $  356,849,044
                                                        Class B                                  $1,362,581,126
                                                        Class Y                                  $        1,349
Net asset value per share of outstanding capital stock: Class A shares  30,994,148             $        11.51
                                                        Class B shares 118,280,008             $        11.52
                                                        Class Y shares         117             $        11.53

See accompanying notes to financial statements.
                          Statement of operations
                          IDS Equity Value Fund
                          Six months ended Sept. 30, 1996
_____________________________________________________________________________________________________________

                          Investment income                                                       (Unaudited)
_____________________________________________________________________________________________________________

Income:
Interest                                                                                            $  3,355,858
Dividends (net of foreign taxes withheld of $384,599)                                                 26,443,518
_____________________________________________________________________________________________________________
Total income                                                                                          29,799,376
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                     4,211,357
Distribution fee -- Class B                                                                            4,994,886
Transfer agency fee                                                                                    1,367,812
Incremental transfer agency fee -- Class B                                                                67,913
Service fee
  Class A                                                                                                300,628
  Class B                                                                                              1,145,320
Administrative services fee                                                                              289,273
Compensation of board members                                                                             16,754
Compensation of officers                                                                                   5,825
Custodian fees                                                                                            58,390
Postage                                                                                                   73,330
Registration fees                                                                                         12,299
Reports to shareholders                                                                                   41,094
Audit fees                                                                                                10,000
Administrative                                                                                             4,596
Other                                                                                                     12,530
_____________________________________________________________________________________________________________

Total expenses                                                                                       12,612,007
  Earnings credits on cash balances (Note 2)                                                              (8,574)
                                                                                                   _____________
Total net expenses                                                                                    12,603,433
_____________________________________________________________________________________________________________

Investment income -- net                                                                              17,195,943
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions                                      54,776,610
  (including gain of $1,173,473 from foreign currency transactions) (Note 3)
Net change in unrealized appreciation or depreciation of investments and on
  translation of assets and liabilities in foreign currencies                                        16,351,890
_____________________________________________________________________________________________________________
Net gain on investments and foreign currencies                                                        71,128,500
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                                 $88,324,443
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.






                          Financial statements

                          Statements of changes in net assets
                          IDS Equity Value Fund

_____________________________________________________________________________________________________________

                          Operations and distributions                       Sept. 30, 1996       March 31, 1996

                                                                             Six months ended         Year ended
                                                                                   (Unaudited)
_____________________________________________________________________________________________________________
Investment income -- net                                                          $17,195,943     $   25,287,534
Net realized gain on investments and foreign currencies                            54,776,610        140,762,006
Net change in unrealized appreciation or depreciation
  of investments and on translation of assets and
  liabilities in foreign currencies                                                16,351,890        163,767,246
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                               88,324,443        329,816,786
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                         (5,381,256)        (2,245,881)
   Class B                                                                        (15,779,067)       (21,676,993)
   Class Y                                                                                (21)               (29)
 Net realized gains
   Class A                                                                                 --           (528,216)
   Class B                                                                                 --        (39,027,529)
   Class Y                                                                                 --                (31)
_____________________________________________________________________________________________________________
Total distributions                                                               (21,160,344)       (63,478,679)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 6)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                         25,316,340         23,920,155
   Class B shares                                                                  73,772,618        147,229,281
   Class Y shares                                                                          --              1,000
Reinvestment of distributions at net asset value
   Class A shares                                                                   5,276,719          2,717,827
   Class B shares                                                                  15,619,256         60,152,086
   Class Y shares                                                                          21                 59
Payments for redemptions
   Class A shares                                                                 (19,243,264)        (5,090,416)
   Class B shares (Note 2)                                                        (76,218,460)      (177,692,829)
Conversion of shares
   Class A shares                                                                          --        299,775,130
   Class B shares                                                                          --       (299,775,130)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                             24,523,230         51,237,163
_____________________________________________________________________________________________________________

Total increase in net assets                                                       91,687,329        317,575,270

Net assets at beginning of period                                               1,627,744,190     1,310,168,920
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of $(1,647,491)
   and $2,316,910)                                                             $1,719,431,519     $1,627,744,190
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Equity Value Fund
                         (Unaudited as to Sept. 30, 1996)
__________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Strategy Fund, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in equity securities that provide income, offer the opportunity for long term capital growth, or both. The Fund offers Class A, Class B and Class Y shares. Class A shares, are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid quarterly are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last dividend at the end of the calendar quarter.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
______________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $405,801 for Class A and $426,672 for Class B for the six months ended Sept. 30, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Sept. 30, 1996, the Fund's custodian and transfer agency fees were reduced by $8,574 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for it's independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $7,789 for the period. The total liability for the plan is $25,360, which will be paid out at some future date.

______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $410,729,209 and $369,132,525 respectively, for the six months ended Sept. 30, 1996. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $14,873 for the six months ended Sept. 30, 1996.
______________________________________________________________________________
4. Lending of portfolio securities

At Sept. 30, 1996, securities valued at $23,468,400 were on loan to brokers. For collateral, the Fund received U.S. government securities valued at $22,972,038. Income from securities lending amounted to $128,052 for the six months ended Sept. 30, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
______________________________________________________________________________

5. Foreign currency contracts

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

At Sept. 30, 1996, the Fund had entered into three foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:


                   Currency to be       Currency to be                Unrealized     Unrealized
Exchange date            delivered         received               appreciation        depreciation
______________________________________________________________________________________________________
Nov. 22, 1996            48,600,000      75,184,200                   $       --          $845,154
                         British Pound            U.S. Dollar

Nov. 22, 1996            57,000,000      34,378,770                      961,013               --
                         Dutch Guilder            U.S. Dollar

Nov. 22, 1996            99,000,000      17,285,028                      353,297                --
                         Danish Krona             U.S. Dollar

                                                                    ____________      ____________
                                                                      $1,314,310          $845,154

______________________________________________________________________________

6. Capital share transactions
Transactions in shares of capital stock for the periods indicated are as follows:
_____________________________________________________________________________
                                  Six months ended Sept. 30, 1996

                                 Class A        Class B           Class Y
___________________________________________________________________________
Sold                           2,260,051      6,591,513                --
Issued for reinvested            464,884      1,375,426                 2
   distributions
Redeemed                      (1,717,710)    (6,808,143)               --
___________________________________________________________________________

Net increase                   1,007,225      1,158,796                 2
___________________________________________________________________________

                                  Year ended March 31, 1996

                                 Class A        Class B           Class Y
___________________________________________________________________________
Sold                           2,299,573     14,555,513               107
Issued for reinvested            250,311      5,792,693                 6
   distributions
Redeemed                       (475,563)   (17,528,671)                --
Conversion of shares          27,232,479   (27,267,157)                --
___________________________________________________________________________

Net increase (decrease)       29,306,800   (24,447,622)               113
___________________________________________________________________________

______________________________________________________________________________
7. Illiquid securities

At Sept. 30, 1996, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid secruities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Sept. 30, 1996 was $15,244,318 representing 0.89% of net assets. Pursuant to guidelines adopted by the
Fund's board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
________________________________________________________________________________








8. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.



                           Fiscal period ended March 31,
                           Per share income and capital changes*

                                               Class B
                           1996***   1996     1995    1994     1993    1992    1991    1990    1989     1988
Net asset value,            $11.07   $9.21   $9.17   $9.46    $8.90   $8.22   $7.92   $7.96   $7.26    $7.85
beginning of period
                           Income from investment operations:
Net investment income          .11     .18     .19     .18      .19     .22     .26     .29     .27      .27

Net gains (losses)             .47    2.12     .47     .37    1.18      .98     .48     .51    1.29     (.19)
(both realized and
unrealized)

Total from investment          .58    2.30     .66     .55     1.37    1.20     .74     .80    1.56      .08
operations
                           Less distributions:
Dividends from net           (.13)    (.16)   (.19)  (.18)    (.19)    (.22)   (.26)  (.31)    (.27)    (.27)
investment income

Distributions from              --    (.28)   (.43)   (.66)   (.62)    (.30)   (.18)  (.53)   (.59)     (.40)
realized gains

Total distributions          (.13)    (.44)   (.62)   (.84)   (.81)    (.52)   (.44)  (.84)   (.86)     (.67)

Net asset value,            $11.52  $11.07   $9.21   $9.17    $9.46   $8.90   $8.22   $7.92   $7.96    $7.26
end of period
                           Ratios/supplemental data
                                                Class B
                           1996***    1996    1995    1994     1993    1992    1991    1990    1989     1988

Net assets, end of period        $1,363  $1,296  ,$1,304 $1,031     $758    $497    $370    $311     $230    $162
(in millions)

Ratio of expenses to          1.66%# 1.69%   1.61%   1.56%    1.63%   1.66%   1.66%   1.61%   1.65%    1.65%
average daily net assets++

Ratio of net income           1.89%# 1.71%    2.10%  1.93%    2.15%   2.56%   3.41%   3.61%   3.70%    3.78%
to average daily net assets

Portfolio turnover rate        24%     54%     85%     70%      48%     72%     65%     67%     54%      49%
(excluding short-term
securities)

Total return**                5.3%   25.2%    7.7%    5.5%    16.0%   15.0%   10.1%    9.9%   22.2%     1.3%

Average brokerage
commission rate+            $.0565      --      --      --       --      --      --      --      --       --


                         *For a share outstanding throughout the period. Rounded to the nearest cent.
                        **Total return does not reflect payment of a sales charge.
                       ***Six months ended Sept. 30, 1996 (Unaudited).
                         +Beginning in fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
                        ++Effective fiscal year 1997, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
                         #Adjusted to an annual basis.
/TABLE

IDS Equity Value Fund

                           Financial highlights

                           Fiscal period ended March. 31,
                           Per share income and capital changes*


                                   Class A                       Class Y
                           1996***    1996    1995**        1996***   1996   1995**
Net asset value,            $11.06   $9.21   $9.10          $11.07    $9.21   $9.23
beginning of period
                           Income from investment operations:
Net investment income          .16     .21     .01             .15      .26      --

Net gains both                 .47    2.16     .15             .50     2.14     .03
realized and unrealized)

Total from investment          .63    2.37     .16             .65     2.40     .03
operations
                           Less distributions:
Dividends from net            (.18)  (.24)    (.05)           (.19)   (.27)   (.05)
investment income
Distributions from              --    (.28)     --               --    (.27)     --
realized gains

Total distributions           (.18)  (.52)   (.05)            (.19)   (.54)   (.05)

Net asset value,            $11.51  $11.06   $9.21          $11.53   $11.07   $9.21
end of period
                           Ratios/supplemental data

                           1996***    1996    1995**        1996***    1996       1995**
                                  Class A                             Class Y

Net assets, end of period     $357    $332      $6              $--     $--         $--+
(in millions)

Ratio of expenses to           .90%++.90%      .91%++          .74%++   .75%       --%+
average daily net assets##
Ratio of net income           2.65%++2.74%    2.43%++         2.82%++ 2.73%        --%+
to average daily net assets
Portfolio turnover rate        24%     54%      85%             24%     54%          85%
(excluding short-term
securities)

Total return+++               5.7%   26.1%   1.79%            5.8%    26.4%         .3%

Average brokerage
commissions rate#           $.0565      --      --           $.0565      --           --

                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                         **Inception date was March 20, 1995 for Class A and Class Y.
                        ***Six months ended Sept. 30, 1996 (Unaudited).
                          +Ratios of expenses and net investment income to average daily net assets is not presented for Class Y as only two shares were outstanding during the period.
                         ++Adjusted to an annual basis.
                        +++Total return does not reflect payment of a sales charge.
                          #Beginning in fiscal year 1997, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total broderage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
                         ##Effective fiscal year 1997, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


Investments in securities


IDS Equity Value Fund                              (Percentages represent value of
Sept. 30, 1996 (Unaudited)                     investments compared to net assets)

Common stocks (93.9%)


Issuer                                            Shares                 Value (a)
Aerospace & defense (2.8%)
Raytheon                                         450,000            $   25,031,250
Rockwell Intl                                    400,000                22,550,000

Total                                                                   47,581,250

Automotive & related (3.9%)
Ford Motor                                       600,000                18,750,000
General Motors                                   525,000                25,200,000
Genuine Parts                                    525,000                22,968,750

Total                                                                   66,918,750

Banks and savings & loans (10.6%)
Banc One                                         650,000 (c)            26,650,000
Barnett Banks                                    700,000                23,625,000
First Union                                      400,000                26,700,000
Fleet Financial Group                            221,100                 9,838,950
KeyCorp                                          500,000                22,000,000
Morgan (JP)                                      275,000                24,440,625
NationsBank                                      250,000                21,718,750
Norwest                                          650,000                26,568,750

Total                                                                  181,542,075

Beverages & tobacco (3.9%)
Anheuser-Busch                                   600,000                22,575,000
Philip Morris                                    265,000                23,783,750
UST                                              700,000                20,737,500

Total                                                                   67,096,250

Chemicals (7.0%)
Air Product & Chemical                           375,000                21,843,750
ARCO Chemical                                    212,500                10,625,000
Betz Laboratories                                350,000                18,375,000
Dow Chemical                                     350,000                28,087,500
Lubrizol                                         525,000                15,093,750
PPG Inds                                         475,000                25,828,125

Total                                                                  119,853,125

Computers & office equipment (2.9%)
Intl Business Machines                           225,000                28,012,500
Xerox                                            425,000                22,790,625

Total                                                                   50,803,125

See accompanying notes to investments in securities.

Electronics (2.3%)
AMP                                              450,000                17,437,500
Thomas & Betts                                   550,000                22,550,000

Total                                                                   39,987,500

Energy (6.4%)
Amoco                                            350,000                24,675,000
Atlantic Richfield                               185,000                23,587,500
Exxon                                            250,000                20,812,500
Mobil                                            215,000                24,886,250
Texaco                                           175,000                16,100,000

Total                                                                  110,061,250

Financial services (3.3%)
Dean Witter                                      350,000                19,250,000
Developers Diversified Realty                     300,000                 9,637,500
Meditrust                                        400,000                13,850,000
Simon DeBartolo Group                            526,000                13,413,000

Total                                                                   56,150,500

Food (1.3%)
Heinz (HJ)                                       650,000                21,937,500

Furniture & appliances (0.5%)
Maytag                                           450,000                 8,775,000

Health care (4.9%)
Baxter Intl                                      550,000                25,712,500
Beckman Instruments                              212,000                 8,241,500
Bristol-Myers Squibb                             250,000                24,093,750
Schering-Plough                                  425,000                26,137,500

Total                                                                   84,185,250

Industrial equipment & services (0.6%)
General Signal                                   250,000                11,000,000

Industrial transportation (1.4%)
Union Pacific                                    325,000                23,806,250

Insurance (5.9%)
ITT Hartford Group                               400,000                23,600,000
Marsh & McLennan                                 200,000                19,425,000
Providian                                        400,000                17,200,000
SAFECO                                           475,000                16,625,000
St. Paul Companies                               450,000                24,975,000

Total                                                                  101,825,000

Media (2.9%)
Gannett                                          400,000                28,150,000
McGraw-Hill                                      500,000                21,312,500

Total                                                                   49,462,500

Metals (1.2%)
Reynolds Metals                                  400,000                20,450,000

Multi-industry conglomerates (4.2%)
Emerson Electric                                 300,000                27,037,500
General Electric                                 325,000                29,575,000
Textron                                          182,400                15,504,000

Total                                                                   72,116,500

Paper & packaging (2.6%)
Kimberly-Clark                                   300,000                26,437,500
Union Camp                                       375,000                18,328,125

Total                                                                   44,765,625

Retail (5.3%)
Limited                                        1,200,000                22,950,000
May Dept Stores                                  500,000                24,312,500
Penney (JC)                                      425,000                23,003,125
Rite Aid                                         600,000                21,750,000

Total                                                                   92,015,625

Utilities -- electric (3.0%)
Edison Intl                                    1,000,000                17,875,000
General Public Utilities                         500,000                15,375,000
PECO Energy                                      750,000                17,812,500

Total                                                                   51,062,500

Utilities -- telephone (4.2%)
Bell Atlantic                                    450,000                26,943,750
BellSouth                                        600,000                22,200,000
SBC Communications                               500,000                24,062,500

Total                                                                   73,206,250

Foreign (12.8%)
B.A.T. Inds                                    3,000,000                19,979,139
BTR                                            3,500,000                14,818,055
Grand Metropolitan                             3,100,000                23,119,611
Imperial Chemical Inds                         1,000,000                13,225,517
KPN ADR                                          575,000                19,837,500
Repsol (SA) ADR                                  550,000                18,218,750
Royal Dutch Petroleum                            175,000                27,321,875
SmithKline Beecham ADR                           450,000                27,393,750
Tele Danmark ADR                                 800,000                18,900,000
Tempest Reinsurance                               77,000 (b, f)         15,244,318
Tomkins                                        5,138,888                22,279,469

Total                                                                  220,337,984

Total common stocks
(Cost: $1,359,076,815)                                              $1,614,939,809






Short-term securities (6.0%)


Issuer                         Annualized         Amount                 Value (a)
                                 yield on     payable at
                                  date of       maturity
                                 purchase
U.S. government agency (0.2%)
Federal Home Loan Mtge Corp Disc Nt
  10-15-96                          5.19%     $2,800,000            $    2,794,360

Commercial paper (5.8%)
Alabama Power
  10-08-96                           5.37      2,900,000                 2,896,983
Associates North America
  10-29-96                           5.39      1,800,000                 1,792,496
Barclays
  10-16-96                           5.38      3,800,000                 3,791,529
BBV Finance
  10-25-96                           5.38      3,400,000                 3,387,851
Beneficial
  10-15-96                           5.38      5,700,000                 5,688,141
CAFCO
  10-10-96                           5.30      6,900,000                 6,890,909
  11-21-96                           5.40      4,000,000 (d)             3,967,717
Consolidated Natural Gas
  10-08-96                           5.37      6,000,000                 5,993,758
Deutsche Bank Financial
  10-16-96                           5.32        800,000                   798,084
Gannett
  10-22-96                           5.34      5,400,000 (d)             5,383,242
Metlife Funding
  10-09-96                           5.30      7,900,000                 7,890,748
  10-29-96                           5.32      7,200,000                 7,170,320
Mobil Australia Finance
  10-07-96                           5.36      1,800,000 (d)             1,798,398
  10-11-96                           5.37        800,000 (d)               798,811
  10-11-96                           5.37      6,000,000 (d)             5,991,083
PACCAR
  10-04-96                           5.36      1,000,000                   999,555
  10-09-96                           5.36      3,100,000                 3,096,321
Pacificorp
  10-15-96                           5.35      4,000,000                 3,991,709
Penney (JC) Funding
  10-02-96                           5.28      3,400,000                 3,399,503
  10-18-96                           5.37      4,300,000                 4,289,137
PepsiCo
  10-23-96                           5.35      7,800,000                 7,774,641
Reed Elsevier
  10-24-96                           5.39      6,000,000 (d)             5,979,415
St. Paul Companies
  10-17-96                           5.37      2,400,000 (d)             2,394,294
USAA Capital
  10-04-96                           5.34      4,200,000                 4,198,145

Total                                                               $  100,362,790

Total short-term securities
(Cost: $103,159,273)                                                $  103,157,150

Total investment in securities
(Cost: $1,462,236,088)                                              $1,718,096,959

Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Security is partially or fully on loan.  See Note 4 to the financial statements.
(d)  Foreign security values are stated in U.S. dollars.
(e)  Commercial paper sold within terms of private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f)  Identifies issues considered to be illiquid (see Note 7 to the financial statements). Information concerning such security holdings at Sept. 30, 1996, is as follows:

                              Acquisition
Security                             date           Cost

Tempest Reinsurance              09-13-93     $7,700,000

(g)  At Sept. 30,1996, the cost of securities for federal income tax purposes was approximately
$1,462,236,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                    $ 273,705,000
Unrealized depreciation                     (17,844,000)
Net unrealized appreciation                $ 255,861,000

PAGE
Board members and officers

Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
___________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Global/International funds
Funds in this group seek Capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

icon of (globe)

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

icon of (globe)

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) balance

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds
Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technoligical superiority.

(icon of) flower

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds
These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investments categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) world

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds
The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds
These funds provide tax-free income by investing in municipal bonds.
The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS Financial Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010